Consolidated Statements of Cash Flows	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)	Feb. 29, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (4,829,622)	$ (6,102,710)	$ (452,450)	$ 33,348
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of operating lease right-of-use assets	60,254	76,137
Depreciation of property and equipment	21,451	27,105	185
Provision for expected credit losses accounts			45,093	97,167
Changes in assets and liabilities:
Deposits, prepayments and other current assets	(5,394,806)	(6,816,877)	(7,944)	(7,396)
Contract costs	(2,418,202)	(3,055,640)	(147,135)
Accounts payable	(347,183)	(438,700)
Accrued liabilities and other payables	785,366	992,389	559,684	9,625
Contract liabilities	(431,053)	(544,678)	527,979	16,699
Operating lease liabilities	(60,254)	(76,137)
Net cash (used in) generated from operating activities	(12,524,113)	(15,825,468)	428,469	(9,517)
CASH FLOWS FROM INVESTING ACTIVITY
Purchase of plant and equipment	(226,413)	(286,096)	(2,216)
Net cash used in investing activity	(226,413)	(286,096)	(2,216)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings			276,250
Repayments of borrowings	(221,345)	(279,692)	(10,502)	(10,181)
Net proceeds from initial public offering	15,177,481	19,178,265
Deferred public offering costs			(787,977)
Repayment of amount due to directors, net	(538,265)	(680,152)	361,219	(29,232)
Net cash (used in) generated from financing activities	14,417,871	18,218,421	(161,010)	(39,413)
Net (decrease) increase in cash and cash equivalents	1,667,345	2,106,857	265,243	(48,930)
Cash and cash equivalents, beginning of year	212,437	268,436	3,193	52,123
Cash and cash equivalents, end of year	1,879,782	2,375,293	268,436	3,193
Supplementary cash flow information:
Interest paid	(3,025)	(3,823)	(148)	(468)
Related Party [Member]
Changes in assets and liabilities:
- Account receivables				(22,167)
Third Parties [Member]
Changes in assets and liabilities:
- Account receivables	$ 89,936	$ 113,643	$ (96,943)	$ (136,793)